 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21467

Salomon Brothers Capital and Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place,4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 725-6666

Date of fiscal year end: October 31
Date of reporting period: April 30, 2006

ITEM 1.      REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

Salomon Brothers Capital and Income Fund Inc.

SEMI-ANNUAL REPORT

APRIL 30, 2006

LEGG MASON

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

	Salomon Brothers
	Capital and Income Fund Inc.

Semi-Annual Report • April 30, 2006

What’s Inside Fund Objective The Fund’s investment objective is total return with an emphasis on income.	Letter from the Chairman	I
	Fund at a Glance	1
	Schedule of Investments	2
	Statement of Assets and Liabilities	27
	Statement of Operations	28
	Statements of Changes in Net Assets	29
	Statement of Cash Flows	30
	Financial Highlights	31
	Notes to Financial Statements	32
	Additional Shareholder Information	39
	Dividend Reinvestment Plan	40

“Smith Barney,” “Salomon Brothers” and “Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

Letter from the Chairman

Dear Shareholder,

The U.S. economy was mixed during the six-month period of this report. After a 4.1% advance in the third quarter of 2005, fourth quarter gross domestic product (“GDP”)[i] slipped to 1.7% . This marked the first quarter that GDP growth did not surpass 3.0% since the first three months of 2003. However, as expected, the economy rebounded sharply in the first quarter of 2006, with GDP rising an estimated 5.3% . The economic turnaround was prompted by both strong consumer and business spending. In addition, the U.S. Labor Department reported that unemployment hit a five-year low in March.

     The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates four times during the reporting period. Since it began its tightening campaign in June 2004, the Fed has increased rates 15 consecutive times, bringing the federal funds rateiii from 1.00% to 4.75% . The Fed then raised rates to 5.00% on May 10th, after the end of the reporting period. Coinciding with this latest move, the Fed said that the “extent and timing” of further rate hikes would depend on future economic data.

     For the six-month period ended April 30, 2006, the U.S. stock market generated solid results, with the S&P 500 Indexiv returning 9.63% . While high oil and commodity prices, steadily rising interest rates, and geopolitical issues triggered periods of market volatility, investors generally remained focused on the positive economic environment and strong corporate profits. Looking at the market more closely, small-cap stocks outperformed their mid- and large-cap counterparts, with the Russell 2000[v], Russell Midcapvi and Russell 1000vii Indexes returning 18.91%, 14.35%, and 9.92%, respectively. From an investment style perspective,

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Salomon Brothers Capital and Income Fund Inc.     I

value stocks outperformed growth stocks, with the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returning 13.27% and 8.19%, respectively, over the reporting period.

     Both short- and long term yields rose over the reporting period. During the six-months ended April 30, 2006, two-year Treasury yields increased from 4.42% to 4.87% . Over the same period, 10-year Treasury yields moved from 4.58% to 5.07% . During part of the reporting period the yield curve was inverted, with the yield on two-year Treasuries surpassing that of 10-year Treasuries. An inverted yield curve has historically foreshadowed an economic slowdown or recession. However, some experts, including new Chairman Bernanke, believe the inverted yield curve was largely a function of strong foreign demand for longer-term bonds. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Index[x], returned 0.56% .

Performance Review

For the six months ended April 30, 2006, the Salomon Brothers Capital and Income Fund Inc. returned 8.92%, based on its net asset value (“NAV”)xi and 5.97% based on its New York Stock Exchange (“NYSE”) market price per share. In comparison, the Fund’s unmanaged benchmark, the S&P 500 Index, returned 9.63% for the same time frame. The Lipper Income & Preferred Stock Closed-End Funds Category Averagexii increased 4.82% . Please note that Lipper performance returns are based on each fund’s NAV per share.

     During this six-month period, the Fund made distributions to shareholders totaling $0.60 per share, (which may have included a return of capital). The performance table shows the Fund’s six-month total return based on its NAV and market price as of April 30, 2006. Past performance is no guarantee of future results.

Performance Snapshot as of April 30, 2006 (unaudited)

Six-Month
Price Per Share	Total Return

$20.83 (NAV)	8.92%

$17.61 (Market Price)	5.97%

All figures represent past performance and are not a guarantee of future results.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all distributions, including returns of capital, if any, in additional shares.

II     Salomon Brothers Capital and Income Fund Inc.

Special Shareholder Notices

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment adviser (the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s then existing investment management contract to terminate. The Fund’s shareholders previously approved a new investment management contract between the Fund and the Manager, which became effective on December 1, 2005.

     As previously described in proxy statements that were mailed to shareholders of the Fund in connection with the transaction, Legg Mason intends to combine the fixed-income operations of the Manager with those of Legg Mason’s wholly-owned subsidiary, Western Asset Management Company, and its affiliates, (“Western Asset”). This combination will involve Western Asset and the Manager sharing common systems and procedures, employees (including portfolio managers), investment trading platforms, and other resources. Legg Mason has recommended to the Board of Directors of the Fund that Western Asset be appointed as the sub-advisor to the Fund, subject to applicable regulatory requirements.

     The portfolio management team of S. Kenneth Leech, Stephen A. Walsh, Keith J. Gardner, Michael C. Buchanan and Michael C. Duda assumed portfolio management responsibilities for the fixed income portion of the Fund on March 31, 2006. These portfolio managers are employees of the Manager for purpose of carrying out their duties relating to the Fund and they also will continue to serve as employees of Western Asset.

     The Board is working with the Manager, Western Asset, and the portfolio managers to implement an orderly combination of the Manager’s fixed-income operations and Western Asset in the best interests of the Fund and its shareholders. The portfolio management responsibilities for the equity portion of the Fund remain unchanged.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual

Salomon Brothers Capital and Income Fund Inc.     III

fund issues in connection with various investigations. The regulators appear to be examining, among other things, the open-end funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

     Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

Looking for Additional Information?

The Fund is traded under the symbol “SCD” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under symbol XSCDX. Barron’s and The Wall Street Journal’s Monday editions carry closed-end fund tables that will provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.leggmason.com/InvestorServices.

     In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 or 1-800-SALOMON (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

     As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 25, 2006

IV     Salomon Brothers Capital and Income Fund Inc.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Like any investment where there is risk of loss, you may not be able to see the shares of the Fund for the same amount that you purchased them. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging or developing markets. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact in Fund performance. Leverage may magnify gains and increase losses in the Fund’s portfolio.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

v	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index

viii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

x	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity. Please note an investor cannot invest directly in an index.

xi	NAV is calculated by subtracting total liabilities from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is at the Fund’s market price as determined by supply of and demand for the Fund’s shares.

xii	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended April 30, 2006, including the reinvestment of distributions, including returns of capital, if any, calculated among the 35 funds in the Fund’s Lipper category, and excluding sales charges.

Salomon Brothers Capital and Income Fund Inc.    V

(This page intentionally left blank.)

Fund at a Glance (unaudited)

Investment Breakdown

Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report     1

Schedule of Investments (April 30, 2006) (unaudited)

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Shares	Security‡	Value

COMMON STOCKS — 46.7%
CONSUMER DISCRETIONARY — 4.9%
Hotels, Restaurants & Leisure — 0.5%
9,600	Ctrip.com International Ltd., ADR	$431,953
89,000	McDonald’s Corp.	3,076,730
25,000	OSI Restaurant Partners Inc.	1,067,500

	Total Hotels, Restaurants & Leisure	4,576,183

Household Durables — 0.8%
17,400	Fortune Brands Inc.	1,397,220
1,226,577	Home Interiors of Gifts Inc.*	331,176
117,400	Newell Rubbermaid Inc.	3,219,108
51,300	Toll Brothers Inc.*	1,649,295

	Total Household Durables	6,596,799

Media — 3.1%
83,000	Cablevision Systems Corp., New York Group, Class A Shares *	1,682,410
172,400	EchoStar Communications Corp., Class A Shares*	5,327,160
194,600	Interpublic Group of Cos. Inc.*	1,864,268
46,875	Liberty Global Inc., Series A Shares*	970,781
52,875	Liberty Global Inc., Series C Shares*	1,055,914
162,500	Liberty Media Corp., Class A Shares*	1,356,875
184,800	News Corp., Class B Shares	3,368,904
50,785	NTL Inc.*	1,395,572
94,300	Regal Entertainment Group, Class A Shares	1,982,186
345,800	SES Global SA, FDR	5,670,405
132,400	Time Warner Inc.	2,303,760

	Total Media	26,978,235

Specialty Retail — 0.5%
47,500	Bed Bath & Beyond Inc.*	1,821,625
26,000	Best Buy Co. Inc.	1,473,160
62,800	Urban Outfitters Inc.*	1,456,960

	Total Specialty Retail	4,751,745

	TOTAL CONSUMER DISCRETIONARY	42,902,962

CONSUMER STAPLES — 2.6%
Beverages — 0.2%
25,000	PepsiCo Inc.	1,456,000

Food & Staples Retailing — 0.8%
162,600	Kroger Co.	3,294,276
40,000	Sysco Corp.	1,195,600
63,000	Wal-Mart Stores Inc.	2,836,890

	Total Food & Staples Retailing	7,326,766

Food Products — 0.7%
24,100	Kellogg Co.	1,116,071
60,000	McCormick & Co. Inc., Non Voting Shares	2,089,800
75,000	Sara Lee Corp.	1,340,250

See Notes to Financial Statements.

2     Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security‡	Value

Food Products — 0.7% (continued)
25,000	Wm. Wrigley Jr. Co.	$1,176,750
6,250	Wm. Wrigley Jr. Co., Class B	294,375

	Total Food Products	6,017,246

Household Products — 0.3%
45,400	Kimberly-Clark Corp.	2,657,262

Tobacco — 0.6%
70,000	Altria Group Inc.	5,121,200

	TOTAL CONSUMER STAPLES	22,578,474

ENERGY — 6.6%
Energy Equipment & Services — 2.3%
28,300	Cameron International Corp.*	1,421,792
112,700	ENSCO International Inc.	6,028,323
37,200	GlobalSantaFe Corp.	2,277,012
71,500	Halliburton Co.	5,587,725
141,000	Pride International Inc.*	4,919,490

	Total Energy Equipment & Services	20,234,342

Oil, Gas & Consumable Fuels — 4.3%
82,500	Arlington Tankers Ltd.	1,859,550
38,500	ConocoPhillips	2,575,650
87,200	Marathon Oil Corp.	6,920,192
102,114	Nexen Inc.	5,973,669
66,800	OPTI Canada Inc.*	2,553,223
17,600	Suncor Energy Inc.	1,509,024
87,480	Total SA, Sponsored ADR	12,073,990
190,400	Williams Cos. Inc.	4,175,472

	Total Oil, Gas & Consumable Fuels	37,640,770

	TOTAL ENERGY	57,875,112

FINANCIALS — 14.4%
Capital Markets — 0.5%
4,700	Goldman Sachs Group Inc.	753,363
6,000	Lehman Brothers Holdings Inc.	906,900
35,600	Merrill Lynch & Co. Inc.	2,714,856

	Total Capital Markets	4,375,119

Commercial Banks — 0.9%
76,852	Bank of America Corp.	3,836,452
62,300	Wells Fargo & Co.	4,279,387

	Total Commercial Banks	8,115,839

Consumer Finance — 1.4%
77,400	American Express Co.	4,164,894
91,432	Capital One Financial Corp.	7,921,669

	Total Consumer Finance	12,086,563

Diversified Financial Services — 0.3%
58,340	JPMorgan Chase & Co.	2,647,469

See Notes to Financial Statements.

Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report     3

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security‡	Value

Insurance — 1.3%
41,400	AFLAC Inc.	$1,968,156
24,300	American International Group Inc.	1,585,575
12	Berkshire Hathaway Inc., Class A Shares*	1,068,000
70,000	Chubb Corp.	3,607,800
53,900	Marsh & McLennan Cos. Inc.	1,653,113
30,000	St. Paul Travelers Cos. Inc.	1,320,900

	Total Insurance	11,203,544

Real Estate Investment Trusts (REITs) — 9.1%
19,300	Alexandria Real Estate Equities Inc.	1,748,580
65,200	AMB Property Corp.	3,259,348
155,000	American Financial Realty Trust	1,763,900
7,400	Apartment Investment and Management Co., Class A Shares	330,706
62,100	Archstone-Smith Trust	3,035,448
60,000	Arden Realty Inc.	2,720,400
25,000	Ashford Hospitality Trust Inc.	291,000
31,900	AvalonBay Communities Inc.	3,435,630
46,500	BioMed Realty Trust Inc.	1,287,120
17,200	Boston Properties Inc.	1,518,244
41,400	Brandywine Realty Trust	1,172,034
12,400	BRE Properties Inc., Class A Shares	668,112
12,000	Developers Diversified Realty Corp.	638,400
20,900	Duke Realty Corp.	739,860
218,000	Equity Office Properties Trust	7,041,400
50,200	Equity Residential	2,252,474
29,800	Federal Realty Investment Trust	2,033,254
60,700	General Growth Properties Inc.	2,849,865
43,400	Global Signal Inc.	2,156,980
47,500	Gramercy Capital Corp.	1,179,425
57,900	Heritage Property Investment Trust	2,236,098
27,000	Highwoods Properties Inc.	851,580
115,000	Host Marriott L.P.	2,417,300
90,000	iStar Financial Inc.	3,443,400
24,800	Kimco Realty Corp.	920,824
70,000	Liberty Property Trust	3,129,000
7,400	Macerich Co.	541,828
100,000	Maguire Properties Inc.	3,396,000
105,000	New Plan Excel Realty Trust Inc.	2,588,250
7,200	Pan Pacific Retail Properties Inc.	479,808
106,300	ProLogis	5,338,386
39,200	PS Business Parks Inc.	2,036,440
16,400	Public Storage Inc.	1,260,832
26,393	Reckson Associates Realty Corp.	1,073,667
63,400	Republic Property Trust	722,760
34,500	Simon Property Group Inc.	2,824,860
41,300	SL Green Realty Corp.	4,088,700
25,000	United Dominion Realty Trust Inc.	679,750
26,900	Vornado Realty Trust	2,572,716

	Total Real Estate Investment Trusts (REITs)	80,724,379

See Notes to Financial Statements.

4     Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security‡	Value

Thrifts & Mortgage Finance — 0.9%
64,550	Freddie Mac	$3,941,423
60,000	Golden West Financial Corp.	4,312,200

	Total Thrifts & Mortgage Finance	8,253,623

	TOTAL FINANCIALS	127,406,536

HEALTH CARE — 4.6%
Biotechnology — 1.1%
41,100	Amgen Inc.*	2,782,470
28,400	CV Therapeutics Inc.*	563,740
8,700	Genentech Inc.*	693,477
15,500	Genzyme Corp.*	947,980
34,400	InterMune Inc.*	550,056
16,100	Invitrogen Corp.*	1,062,761
34,600	PDL BioPharma Inc.*	995,788
72,709	Vertex Pharmaceuticals Inc.*	2,644,426

	Total Biotechnology	10,240,698

Health Care Equipment & Supplies — 0.4%
88,000	Boston Scientific Corp.*	2,045,120
37,400	DJ Orthopedics Inc.*	1,487,024

	Total Health Care Equipment & Supplies	3,532,144

Health Care Providers & Services — 0.9%
37,200	Aetna Inc.	1,432,200
32,200	Coventry Health Care Inc.*	1,599,374
33,000	DaVita Inc.*	1,856,580
41,100	WellPoint Inc.*	2,918,100

	Total Health Care Providers & Services	7,806,254

Pharmaceuticals — 2.2%
61,500	Abbott Laboratories	2,628,510
49,200	GlaxoSmithKline PLC, Sponsored ADR	2,798,496
51,100	Novartis AG, Sponsored ADR	2,938,761
93,400	Pfizer Inc.	2,365,822
23,900	Sanofi-Aventis	2,255,221
23,100	Sanofi-Aventis, Sponsored ADR	1,086,624
89,700	Schering-Plough Corp.	1,733,004
14,100	Sepracor Inc.*	629,424
22,800	Teva Pharmaceutical Industries Ltd., Sponsored ADR	923,400
41,000	Wyeth	1,995,470

	Total Pharmaceuticals	19,354,732

	TOTAL HEALTH CARE	40,933,828

INDUSTRIALS — 3.3%
Aerospace & Defense — 1.3%
84,400	Boeing Co.	7,043,180
90,000	Raytheon Co.	3,984,300

	Total Aerospace & Defense	11,027,480

See Notes to Financial Statements.

Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report     5

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security‡	Value

Building Products — 0.2%
56,000	Masco Corp.	$1,786,400

Commercial Services & Supplies — 0.3%
35,700	Avery Dennison Corp.	2,231,250
27,000	IHS Inc., Class A Shares*	764,640

	Total Commercial Services & Supplies	2,995,890

Industrial Conglomerates — 1.3%
259,800	General Electric Co.	8,986,482
30,100	Textron Inc.	2,707,495

	Total Industrial Conglomerates	11,693,977

Machinery — 0.1%
13,000	Parker Hannifin Corp.	1,053,650

Trading Companies & Distributors — 0.1%
9,600	MSC Industrial Direct Co. Inc., Class A Shares	497,856

	TOTAL INDUSTRIALS	29,055,253

INFORMATION TECHNOLOGY — 3.4%
Communications Equipment — 1.0%
141,375	ADC Telecommunications Inc.*	3,165,387
23,000	Cisco Systems Inc.*	481,850
90,051	Comverse Technology Inc.*	2,039,655
73,900	Juniper Networks Inc.*	1,365,672
59,300	Nokia Oyj, Sponsored ADR	1,343,738

	Total Communications Equipment	8,396,302

Computers & Peripherals — 0.2%
420,000	Sun Microsystems Inc.*	2,100,000

Internet Software & Services — 0.6%
188,900	Digitas Inc.*	2,665,379
52,400	Jupitermedia Corp.*	923,288
26,100	Openwave Systems Inc.*	485,721
80,200	RealNetworks Inc.*	803,604
25,600	SINA Corp.*	677,120

	Total Internet Software & Services	5,555,112

IT Services — 0.2%
47,100	Wright Express Corp.*	1,450,209

Semiconductors & Semiconductor Equipment — 0.4%
67,700	Advanced Micro Devices Inc.*	2,190,095
69,900	ASML Holding NV, NY Registered Shares*	1,478,385

	Total Semiconductors & Semiconductor Equipment	3,668,480

Software — 1.0%
45,600	Adobe Systems Inc.*	1,787,520
54,500	Cognos Inc.*	2,031,215
223,400	Microsoft Corp.	5,395,110

	Total Software	9,213,845

	TOTAL INFORMATION TECHNOLOGY	30,383,948

See Notes to Financial Statements.

6     Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security‡	Value

MATERIALS — 1.5%
Chemicals — 0.8%
61,700	Air Products & Chemicals Inc.	$4,227,684
62,000	E.I. du Pont de Nemours & Co.	2,734,200

	Total Chemicals	6,961,884

Metals & Mining — 0.7%
153,400	Barrick Gold Corp.	4,675,632
56,200	Compass Minerals International Inc.	1,479,746

	Total Metals & Mining	6,155,378

	TOTAL MATERIALS	13,117,262

TELECOMMUNICATION SERVICES — 2.9%
Diversified Telecommunication Services — 0.6%
260,900	Citizens Communications Co.	3,464,752
42,600	PanAmSat Holding Corp.	1,058,610
19,200	Time Warner Telecom Inc., Class A Shares*	321,984

	Total Diversified Telecommunication Services	4,845,346

Wireless Telecommunication Services — 2.3%
74,300	ALLTEL Corp.	4,782,691
171,797	American Tower Corp., Class A Shares*	5,865,150
211,400	Dobson Communications Corp., Class A Shares*	1,902,600
301,468	Sprint Nextel Corp.	7,476,406
30,640	WiderThan Co. Ltd., ADR*	452,246

	Total Wireless Telecommunication Services	20,479,093

	TOTAL TELECOMMUNICATION SERVICES	25,324,439

UTILITIES — 2.5%
Electric Utilities — 0.3%
100,000	ITC Holdings Corp.	2,583,000

Independent Power Producers & Energy Traders — 1.3%
150,000	Mirant Corp.*	3,684,000
73,800	NRG Energy Inc.*	3,512,142
83,200	TXU Corp.	4,129,216

	Total Independent Power Producers & Energy Traders	11,325,358

Multi-Utilities — 0.9%
181,000	Sempra Energy	8,329,620

	TOTAL UTILITIES	22,237,978

	TOTAL COMMON STOCKS
	(Cost — $338,836,620)	411,815,792

PREFERRED STOCK — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Auto Components — 0.0%
14,000	Delphi Trust I, Cumulative Trust Preferred Securities, 8.250%
	(Cost — $368,200)	144,060

See Notes to Financial Statements.

Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report     7

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security‡	Value

CONVERTIBLE PREFERRED STOCKS — 0.8%
ENERGY — 0.3%
Energy Equipment & Services — 0.3%
38,000	Hanover Compressor Capital Trust, 7.250%	$2,218,250

FINANCIALS — 0.5%
Real Estate Investment Trusts (REITs) — 0.2%
26,000	Simon Property Group Inc., 6.000%	1,745,640

Thrifts & Mortgage Finance — 0.3%
60,000	Sovereign Capital Trust IV, 4.375%	2,775,000

	TOTAL FINANCIALS	4,520,640

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost — $6,281,400)	6,738,890

Face
Amount†

CORPORATE BONDS & NOTES — 15.0%
Aerospace & Defense — 0.0%
150,000	Goodrich Corp., Notes, 7.500% due 4/15/08	155,366
125,000	Lockheed Martin Corp., Notes, 7.700% due 6/15/08	130,250
112,000	Raytheon Co., Notes, 6.750% due 8/15/07	113,503

	Total Aerospace & Defense	399,119

Auto Components — 0.0%
125,000	Johnson Controls Inc., Senior Notes, 5.000% due 11/15/06	124,604

Automobiles — 0.4%
150,000	DaimlerChrysler North America Holding Corp., Notes, 6.400% due 5/15/06	150,047
	Ford Motor Co.:
250,000	Debentures, 6.625% due 10/1/28	172,500
1,675,000	Notes, 7.450% due 7/16/31	1,231,125
650,000	Senior Notes, 4.950% due 1/15/08	604,448
	General Motors Corp., Senior Debentures:
150,000	8.250% due 7/15/23	109,500
1,200,000	8.375% due 7/15/33	900,000

	Total Automobiles	3,167,620

Beverages — 0.1%
100,000	Bottling Group LLC, Senior Notes, 2.450% due 10/16/06	98,696
500,000	Constellation Brands Inc., Senior Subordinated Notes, Series B, 8.125% due 1/15/12	522,500
100,000	PepsiAmericas Inc., Senior Notes, 6.375% due 5/1/09	102,656

	Total Beverages	723,852

Capital Markets — 0.1%
125,000	Amvescap PLC, Senior Notes, 5.900% due 1/15/07	125,406
325,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	359,125
150,000	Morgan Stanley, Notes, 5.800% due 4/1/07	150,676

	Total Capital Markets	635,207

See Notes to Financial Statements.

8     Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Face
Amount†	Security‡	Value

Chemicals — 0.8%
1,000,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	$1,095,000
650,000	Hercules Inc., Senior Subordinated Notes, 6.750% due 10/15/29	631,313
1,000,000	Huntsman International LLC, Senior Subordinated Notes, 10.125% due 7/1/09	1,022,500
104,000	ICI Wilmington Inc., Global Notes, 4.375% due 12/1/08	100,197
1,000,000	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	1,110,000
1,116,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	1,171,800
50,000	Monsanto Co., Notes, 4.000% due 5/15/08	48,646
600,000	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13	622,500
75,000	Potash Corp. of Saskatchewan, 7.125% due 6/15/07	76,306
6,000	PPG Industries Inc., Notes, 6.500% due 11/1/07	6,082
125,000	Praxair Inc., Notes, 2.750% due 6/15/08	118,655
500,000	Resolution Performance Products LLC/RPP Capital Corp.,
	Senior Secured Notes, 9.500% due 4/15/10	527,500
	Rhodia SA:
500,000	Senior Notes, 7.625% due 6/1/10	508,750
392,000	Senior Subordinated Notes, 8.875% due 6/1/11	406,700

	Total Chemicals	7,445,949

Commercial Banks — 0.2%
125,000	American Express Centurion Bank, Notes, 5.000% due 7/19/07 (a)	125,191
380,000	Banesto Finance Ltd., 7.500% due 3/25/07	385,407
125,000	Bank of America Corp., Subordinated Notes, 6.375% due 2/15/08	127,213
250,000	Bank United Corp., Senior Notes, 8.875% due 5/1/07	256,469
300,000	Corporacion Andina de Fomento, Notes, 5.458% due 1/26/07 (a)	300,388
95,454	Fifth Third Bank, Notes, 2.870% due 8/10/09	91,651
200,000	SunTrust Bank, 4.550% due 5/25/09	194,830
150,000	Wells Fargo & Co., Notes, 5.000% due 3/23/07 (a)	150,133
100,000	Zions Bancorp., Senior Notes, 2.700% due 5/1/06	100,000

	Total Commercial Banks	1,731,282

Commercial Services & Supplies — 0.3%
	Allied Waste North America Inc.,
	Senior Notes, Series B:
217,000	9.250% due 9/1/12	234,902
75,000	7.250% due 3/15/15	76,688
1,000,000	7.375% due 4/15/14	990,000
100,000	Cendant Corp., Senior Notes, 6.875% due 8/15/06	100,354
450,000	Cenveo Corp., Senior Subordinated Notes, 7.875% due 12/1/13	437,625
125,000	Cintas Corp., Number 2, Senior Notes, 5.125% due 6/1/07	124,535
350,000	Corrections Corporation of America, Senior Subordinated Notes,
	6.250% due 3/15/13	335,125

	Total Commercial Services & Supplies	2,299,229

Communications Equipment — 0.2%
1,500,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	1,338,750

See Notes to Financial Statements.

Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report     9

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Face
Amount†	Security‡	Value

Computers & Peripherals — 0.1%
125,000	Hewlett-Packard Co., Senior Notes, 5.500% due 7/1/07	$125,247
125,000	IBM Canada Credit Services Co., Senior Notes, 3.750% due 11/30/07 (b)	121,787
400,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (b)	429,000

	Total Computers & Peripherals	676,034

Consumer Finance — 0.0%
125,000	SLM Corp., Medium-Term Notes, Series A, 5.300% due 1/26/09 (a)	125,447

Containers & Packaging — 0.5%
500,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	547,500
625,000	Graphic Packaging International Corp., Senior Subordinated Notes,
	9.500% due 8/15/13	609,375
1,463,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	1,426,425
750,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	795,000
900,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	906,750
	Pliant Corp.:
247,622	Senior Secured Notes, 11.625% due 6/15/09 (c)	281,051
150,000	Senior Subordinated Notes, 13.000% due 6/1/10 (c)	71,250
50,000	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	46,250

	Total Containers & Packaging	4,683,601

Diversified Financial Services — 3.0%
1,000,000	Alamosa Delaware Inc., Senior Discount Notes, 12.000% due 7/31/09	1,076,250
125,000	Bear Stearns Cos. Inc., Notes, 5.700% due 1/15/07	125,361
75,000	Boeing Capital Corp., Senior Notes, 5.650% due 5/15/06	75,022
125,000	Capital One Bank, Notes, 5.750% due 9/15/10	125,936
125,000	CIT Group Inc., Senior Notes, 5.500% due 11/30/07	125,273
113,579	Core Investment Grade Bond Trust I, Pass-Through Certificates,
	4.659% due 11/30/07	112,178
125,000	Countrywide Home Loans Inc., Medium-Term Notes, Series M,
	4.125% due 9/15/09	119,573
	Ford Motor Credit Co.:
200,000	Global Landmark Securities, 6.500% due 1/25/07	198,797
	Notes:
50,000	6.625% due 6/16/08	47,000
1,050,000	7.000% due 10/1/13	925,151
1,500,000	Senior Notes, 5.800% due 1/12/09	1,358,541
125,000	General Electric Capital Corp., Medium-Term Notes, Series A,
	4.995% due 6/22/07 (a)	125,144
	General Motors Acceptance Corp., Notes:
156,000	6.125% due 9/15/06	154,786
2,600,000	5.625% due 5/15/09	2,437,100
1,600,000	6.750% due 12/1/14	1,460,574
162,000	Global Cash Access LLC/Global Cash Finance Corp.,
	Senior Subordinated Notes, 8.750% due 3/15/12	174,352
500,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC,
	Senior Secured Notes, 9.000% due 7/15/14	518,750
125,000	HSBC Finance Corp., Senior Subordinated Notes, 5.875% due 2/1/09	126,603
125,000	International Lease Finance Corp., Notes, 5.750% due 10/15/06	125,160

See Notes to Financial Statements.

10     Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Face
Amount†		Security‡	Value

Diversified Financial Services — 3.0% (continued)
125,000		John Deere Capital Corp., Medium-Term Notes, Series D, 4.400% due 7/15/09	$121,304
150,000		JPMorgan Chase & Co., Senior Notes, 5.350% due 3/1/07	150,076
125,000		Nationwide Building Society, Medium-Term Notes, 2.625% due 1/30/07 (b)	122,603
325,000		Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (b)	323,781
150,000		Rio Tinto Finance USA Ltd., Notes, 2.625% due 9/30/08	140,706
500,000		Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due 12/15/13	488,750
14,939,020		Targeted Return Index Securities (TRAINS), Secured Notes,
		Series HY-2005-1, 7.651% due 6/15/15 (b)	15,112,462
125,000		Textron Financial Corp., Medium-Term Notes, Series E, 2.750% due 6/1/06	124,774
125,000		TIAA Global Markets Inc., Notes, 4.125% due 11/15/07 (b)	122,681
350,000		Vanguard Health Holdings Co. I LLC, Senior Discount Notes,
		step bond to yield 5.594% due 10/1/15	259,875
125,000		Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes,
		9.000% due 10/1/14	129,687

		Total Diversified Financial Services	26,508,250

Diversified Telecommunication Services — 0.5%
750,000		Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	792,187
550,000		Intelsat Ltd., Senior Discount Notes, step bond to yield 9.253% due 2/1/15 (b)	401,500
50,000		NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	51,563
190,000		PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	200,688
		Qwest Communications International Inc., Senior Notes:
285,000		7.500% due 2/15/14	288,562
740,000		Series B, 7.500% due 2/15/14	749,250
		Qwest Corp., Debentures:
130,000		7.500% due 6/15/23	129,675
1,065,000		6.875% due 9/15/33	989,119
125,000		SBC Communications Inc., Notes, 5.750% due 5/2/06	125,000
9,000,000	MXN	Telefonos de Mexico SA de CV, Senior Notes, 8.750% due 1/31/16	780,184

		Total Diversified Telecommunication Services	4,507,728

Electric Utilities — 0.3%
1,000,000		Edison Mission Energy, Senior Notes, 7.730% due 6/15/09	1,028,750
75,000		Entergy Gulf States Inc., First Mortgage Notes, 3.600% due 6/1/08	71,856
125,000		Niagara Mohawk Power Corp., First Mortgage Notes, 7.750% due 5/15/06	125,104
1,000,000		Reliant Energy Inc., Senior Secured Notes, 9.500% due 7/15/13	1,020,000

		Total Electric Utilities	2,245,710

Electrical Equipment — 0.0%
		Cooper Industries Inc., Senior Notes:
125,000		5.250% due 7/1/07	124,387
100,000		5.500% due 11/1/09	100,075
125,000		Rockwell Automation Inc., Notes, 6.150% due 1/15/08	126,608

		Total Electrical Equipment	351,070

See Notes to Financial Statements.

Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report     11

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Face
Amount†	Security‡	Value

Energy Equipment & Services — 0.1%
75,000	Cameron International Corp., Senior Notes, 2.650% due 4/15/07	$72,681
529,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 8.125% due 11/1/14	543,547
250,000	Duke Energy Field Services LLC, Senior Notes, 5.750% due 11/15/06	250,377

	Total Energy Equipment & Services	866,605

Food & Staples Retailing — 0.1%
500,000	Rite Aid Corp., Senior Debentures, 6.875% due 8/15/13	436,250
150,000	Safeway Inc., Senior Notes, 6.500% due 11/15/08	152,225

	Total Food & Staples Retailing	588,475

Food Products — 0.4%
75,000	Bunge Ltd. Finance Corp., Senior Note, 4.375% due 12/15/08	72,876
125,000	Campbell Soup Co., Notes, 6.900% due 10/15/06	125,674
325,000	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	325,000
500,000	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	527,500
325,000	Doane Pet Care Co., Senior Subordinated Notes, 10.625% due 11/15/15	398,125
	Dole Food Co. Inc.:
350,000	Debentures, 8.750% due 7/15/13	338,625
	Senior Notes:
125,000	7.250% due 6/15/10	117,500
261,000	8.875% due 3/15/11	255,780
125,000	Kellogg Co., Senior Notes, 2.875% due 6/1/08	118,817
200,000	Kraft Foods Inc., Notes, 4.625% due 11/1/06	199,350
500,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	503,750
625,000	United Agri Products Inc., Senior Notes, 8.250% due 12/15/11	656,250

	Total Food Products	3,639,247

Health Care Providers & Services — 0.5%
250,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	266,875
300,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	301,500
500,000	Extendicare Health Services Inc., Senior Subordinated Notes, 6.875% due 5/1/14	515,000
600,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13	639,000
	HCA Inc., Notes:
142,000	7.125% due 6/1/06	142,162
215,000	6.375% due 1/15/15	208,090
925,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes,
	8.750% due 6/15/14	938,875
150,000	Quest Diagnostics Inc., Senior Notes, 6.750% due 7/12/06	150,359
	Tenet Healthcare Corp., Senior Notes:
650,000	7.375% due 2/1/13	609,375
375,000	9.875% due 7/1/14	390,937
150,000	UnitedHealth Group Inc., Senior Notes, 3.300% due 1/30/08	144,871
75,000	WellPoint Health Networks Inc., Notes, 6.375% due 6/15/06	75,106

	Total Health Care Providers & Services	4,382,150

Hotels, Restaurants & Leisure — 1.3%
625,000	AMF Bowling Worldwide Inc., Senior Subordinated Notes, 10.000% due 3/1/10	646,094
1,000,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	995,000
200,000	Carnival Corp., Secured Notes, 3.750% due 11/15/07	195,082

See Notes to Financial Statements.

12     Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Face
Amount†	Security‡	Value

Hotels, Restaurants & Leisure — 1.3% (continued)
125,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	$127,500
325,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (b)	329,469
875,000	Cinemark Inc., Senior Discount Notes, step bond to yield 9.765% due 3/15/14	700,000
550,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	576,125
325,000	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	312,813
450,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	452,250
1,000,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	987,500
500,000	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15	521,250
550,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	530,750
250,000	Leslie’s Poolmart, Senior Notes, 7.750% due 2/1/13	251,250
125,000	McDonald’s Corp., Medium-Term Notes, Series E, 5.950% due 1/15/08	126,026
	MGM MIRAGE Inc.:
	Senior Notes:
700,000	6.750% due 9/1/12	696,500
575,000	5.875% due 2/27/14	536,906
203,000	Senior Subordinated Notes, 9.375% due 2/15/10	219,240
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
300,000	7.125% due 8/15/14	298,500
350,000	6.875% due 2/15/15	341,250
325,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	320,938
500,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	525,000
325,000	Riddell Bell Holdings Inc., Senior Subordinated Notes, 8.375% due 10/1/12	325,812
625,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	625,000
625,000	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	617,187
500,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (b)	522,500

	Total Hotels, Restaurants & Leisure	11,779,942

Household Durables — 0.2%
100,000	Centex Corp., Notes, 4.750% due 1/15/08	98,629
125,000	Fortune Brands Inc., Notes, 2.875% due 12/1/06	123,219
600,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	627,000
600,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	633,000
575,000	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes,
	10.250% due 8/15/10	618,844

	Total Household Durables	2,100,692

Household Products — 0.0%
213,000	Spectrum Brands Inc., Senior Subordinated Notes, 7.375% due 2/1/15	179,985

Independent Power Producers & Energy Traders — 0.6%
	AES Corp., Senior Notes:
100,000	9.500% due 6/1/09	108,250
1,400,000	7.750% due 3/1/14	1,466,500
175,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.120% due 4/1/11 (a)(c)	188,125
100,000	Duke Energy Corp., Senior Notes, 4.200% due 10/1/08	97,152
1,725,000	Dynegy Holdings Inc., Senior Debentures, 7.125% due 5/15/18	1,569,750
425,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13 (b)	428,719

See Notes to Financial Statements.

Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report     13

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Face
Amount†	Security‡	Value

Independent Power Producers & Energy Traders — 0.6% (continued)
	NRG Energy Inc., Senior Notes:
250,000	7.250% due 2/1/14	$251,875
1,025,000	7.375% due 2/1/16	1,036,531

	Total Independent Power Producers & Energy Traders	5,146,902

Industrial Conglomerates — 0.1%
682,000	Koppers Inc., Senior Secured Notes, 9.875% due 10/15/13	750,200
350,000	Park-Ohio Industries Inc., Senior Subordinated Notes, 8.375% due 11/15/14	332,500

	Total Industrial Conglomerates	1,082,700

Insurance — 0.1%
125,000	Genworth Financial Inc., Notes, 4.750% due 6/15/09	122,560
125,000	Hartford Financial Services Group Inc., Senior Notes, 2.375% due 6/1/06	124,727
75,000	Marsh & McLennan Cos. Inc., Notes, 5.190% due 7/13/07 (a)	74,949
500,000	Nationwide Life Global Funding I, Notes, 5.055% due 9/28/07 (a)(b)	500,711
150,000	Protective Life Secured Trust, Senior Secured Notes, Medium-Term Notes,
	5.130% due 4/13/07 (a)	150,198
156,000	Prudential Financial Inc., Medium-Term Notes, 3.750% due 5/1/08	151,127
75,000	Unitrin Inc., Senior Notes, 5.750% due 7/1/07	75,049

	Total Insurance	1,199,321

IT Services — 0.2%
1,325,000	Iron Mountain Inc., Senior Subordinated Notes, 7.750% due 1/15/15	1,351,500

Machinery — 0.3%
325,000	Case New Holland Inc., Senior Notes, 7.125% due 3/1/14 (b)	320,937
412,000	Caterpillar Inc., Senior Debentures, 7.250% due 9/15/09	435,286
200,000	Ingersoll-Rand Co., Notes, 6.250% due 5/15/06	200,068
475,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (b)	503,500
225,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	247,500
775,000	Mueller Holdings Inc., Discount Notes, step bond to yield 11.895% due 4/15/14	643,250
213,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	216,728

	Total Machinery	2,567,269

Media — 1.5%
400,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (b)	436,000
625,000	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	636,719
2,020,000	CCH I LLC, Senior Secured Notes, 11.000% due 10/1/15	1,807,900
700,000	Charter Communications Operating LLC, Second Lien Senior Notes,
	8.375% due 4/30/14 (b)	707,000
250,000	Clear Channel Communications Inc., Senior Notes, 3.125% due 2/1/07	245,527
250,000	COX Communications Inc., 7.750% due 8/15/06	251,382
	CSC Holdings Inc.:
700,000	Debentures, Series B, 8.125% due 8/15/09	729,750
375,000	Senior Notes, Series B, 8.125% due 7/15/09	390,938
	Dex Media Inc., Discount Notes:
750,000	Step bond to yield 8.608% due 11/15/13	641,250
1,000,000	Step bond to yield 8.873% due 11/15/13	855,000

See Notes to Financial Statements.

14     Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Face
Amount†	Security‡	Value

Media — 1.5% (continued)
	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes:
764,000	8.375% due 3/15/13	$820,345
475,000	6.375% due 6/15/15	466,687
	EchoStar DBS Corp., Senior Notes:
1,000,000	6.625% due 10/1/14	966,250
325,000	7.125% due 2/1/16 (b)	318,906
150,000	Intelsat Subsidiary Holding Co. Ltd., Senior Notes, 9.614% due 1/15/12 (a)	153,000
500,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	541,250
750,000	Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Notes,
	11.000% due 7/15/13	798,750
200,000	Nexstar Finance Holdings LLC, Senior Discount Notes, step bond to yield
	9.548% due 4/1/13	167,000
	R.H. Donnelley Corp.:
	Senior Discount Notes:
175,000	Series A-1, 6.875% due 1/15/13 (b)	163,625
300,000	Series A-2, 6.875% due 1/15/13 (b)	280,500
450,000	Senior Notes, Series A-3, 8.875% due 1/15/16 (b)	465,187
50,000	Rainbow National Services LLC, Senior Subordinated Debentures,
	10.375% due 9/1/14 (b)	56,375
125,000	Reed Elsevier Capital Inc., Notes, 6.125% due 8/1/06	125,230
600,000	Rogers Cable Inc., Senior Secured Notes, 7.875% due 5/1/12	638,250
575,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	587,937
100,000	Walt Disney Co., Medium-Term Notes, 5.500% due 12/29/06	100,192

	Total Media	13,350,950

Metals & Mining — 0.2%
475,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	523,688
600,000	Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (b)	586,835
275,000	IPSCO Inc., Senior Notes, 8.750% due 6/1/13	299,750
525,000	Vale Overseas Ltd., Notes, 6.250% due 1/11/16	518,438
150,000	WMC Finance USA, 6.750% due 12/1/06	151,137

	Total Metals & Mining	2,079,848

Multi-Utilities — 0.0%
125,000	Keyspan Gas East Corp., Medium-Term Notes, 6.900% due 1/15/08	127,769
155,000	United Utilities PLC, Notes, 6.450% due 4/1/08	157,613

	Total Multi-Utilities	285,382

Multiline Retail — 0.1%
300,000	Harry & David Operations, Senior Notes, 9.000% due 3/1/13	281,250
225,000	Neiman Marcus Group Inc., Senior Subordinated Notes,
	10.375% due 10/15/15 (b)	241,875
125,000	Target Corp., Senior Notes, 5.500% due 4/1/07	125,249

	Total Multiline Retail	648,374

See Notes to Financial Statements.

Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report   15

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Face
Amount†	Security‡	Value

Oil, Gas & Consumable Fuels — 0.9%
255,000	Burlington Resources Finance Corp., Senior Notes, 5.600% due 12/1/06	$255,378
	Chesapeake Energy Corp., Senior Notes:
775,000	6.375% due 6/15/15	745,937
75,000	6.625% due 1/15/16	73,125
425,000	6.875% due 11/15/20 (b)	419,687
	El Paso Corp., Medium-Term Notes:
1,000,000	7.800% due 8/1/31	995,000
1,050,000	7.750% due 1/15/32	1,047,375
500,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	496,250
325,000	Holly Energy Partners, L.P., Senior Notes, 6.250% due 3/1/15	307,938
125,000	Norsk Hydro ASA, Notes, 6.360% due 1/15/09	127,723
1,550,000	Petronas Capital Ltd., Notes, 7.875% due 5/22/22 (b)	1,809,168
100,000	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	106,470
1,500,000	Williams Cos. Inc., Senior Notes, 7.750% due 6/15/31	1,573,125

	Total Oil, Gas & Consumable Fuels	7,957,176

Paper & Forest Products — 0.3%
440,000	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	407,000
500,000	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	507,500
	Buckeye Technologies Inc., Senior Subordinated Notes:
400,000	9.250% due 9/15/08	402,000
75,000	8.000% due 10/15/10	73,125
1,000,000	Norske Skog Canada Ltd., Senior Notes, 7.375% due 3/1/14	942,500

	Total Paper & Forest Products	2,332,125

Personal Products — 0.2%
675,000	DEL Laboratories Inc., Senior Subordinated Notes, 8.000% due 2/1/12	529,875
150,000	Gillette Co., Notes, 3.500% due 10/15/07	146,367
600,000	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11	628,500

	Total Personal Products	1,304,742

Pharmaceuticals — 0.0%
350,000	Warner Chilcott Corp., Senior Subordinated Notes, 8.750% due 2/1/15 (b)	350,000

Real Estate Investment Trusts (REITs) — 0.4%
1,000,000	Felcor Lodging LP, Senior Notes, 8.500% due 6/1/11	1,075,000
1,250,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	1,275,000
75,000	iStar Financial Inc., Senior Notes, Series B, 4.875% due 1/15/09	73,456
500,000	MeriStar Hospitality Corp., Senior Notes, 9.125% due 1/15/11	577,500
50,000	Simon Property Group LP, Notes, 6.375% due 11/15/07	50,685
200,000	Vornado Realty LP, Senior Notes, 5.625% due 6/15/07	200,060

	Total Real Estate Investment Trusts (REITs)	3,251,701

Road & Rail — 0.0%
75,000	Burlington Northern Santa Fe Corp., Notes, 7.875% due 4/15/07	76,619

See Notes to Financial Statements.

16     Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Face
Amount†	Security‡	Value

Semiconductors & Semiconductor Equipment — 0.1%
	Amkor Technology Inc., Senior Notes:
400,000	9.250% due 2/15/08	$423,500
500,000	7.125% due 3/15/11	477,500

	Total Semiconductors & Semiconductor Equipment	901,000

Specialty Retail — 0.2%
500,000	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10	527,500
500,000	CSK Auto Inc., Senior Notes, 7.000% due 1/15/14	485,000
325,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	328,250
225,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12	198,000

	Total Specialty Retail	1,538,750

Textiles, Apparel & Luxury Goods — 0.2%
	Levi Strauss & Co., Senior Notes:
150,000	9.740% due 4/1/12 (a)	156,938
800,000	9.750% due 1/15/15	848,000
300,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	311,250
250,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	247,500

	Total Textiles, Apparel & Luxury Goods	1,563,688

Thrifts & Mortgage Finance — 0.0%
100,000	GreenPoint Financial Corp., Senior Notes, 3.200% due 6/6/08	95,943

Tobacco — 0.0%
75,000	Altria Group Inc., Notes, 7.200% due 2/1/07	75,680
125,000	Cargill Inc., Notes, 6.250% due 5/1/06 (b)	125,000

	Total Tobacco	200,680

Wireless Telecommunication Services — 0.5%
1,000,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	1,030,000
1,450,000	Nextel Communications Inc., Senior Notes, Series E, 6.875% due 10/31/13	1,489,949
625,000	Rogers Wireless Communications Inc., Secured Notes, 7.500% due 3/15/15	660,937
250,000	Sprint Capital Corp., Notes, 6.000% due 1/15/07	251,019
650,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	716,625
325,000	U.S. Unwired Inc., Second Priority Secured Notes, Series B, 10.000% due 6/15/12	365,625

	Total Wireless Telecommunication Services	4,514,155

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $133,842,901)	132,299,373

CONVERTIBLE BONDS & NOTES — 9.7%
Airlines — 0.4%
2,000,000	Continental Airlines Inc., Series B, 4.500% due 2/1/07	1,962,500
2,000,000	JetBlue Airways Corp., 3.500% due 7/15/33	1,790,000

	Total Airlines	3,752,500

Biotechnology — 2.8%
	BioMarin Pharmaceuticals Inc.:
500,000	2.500% due 3/29/13	501,875
5,100,000	Subordinated Notes, 3.500% due 6/15/08	5,138,250

See Notes to Financial Statements.

Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report     17

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Face
Amount†	Security‡	Value

Biotechnology — 2.8% (continued)
3,000,000	Enzon Pharmaceuticals Inc., Subordinated Notes, 4.500% due 7/1/08	$2,763,750
1,500,000	Genzyme Corp., Senior Notes, 1.250% due 12/1/23	1,558,125
4,000,000	Incyte Corp., 3.500% due 2/15/11	3,015,000
3,330,000	InterMune Inc., Senior Notes, 0.250% due 3/1/11 (b)	2,917,912
315,000	Invitrogen Corp., Senior Notes, 1.500% due 2/15/24	265,388
2,150,000	Isis Pharmaceuticals Inc., 5.500% due 5/1/09	2,077,437
4,000,000	NPS Pharmaceuticals Inc., Senior Notes, 3.000% due 6/15/08	3,545,000
3,250,000	Oscient Pharmaceutical Corp., 3.500% due 4/15/11	2,413,125

	Total Biotechnology	24,195,862

Commercial Services & Supplies — 0.5%
4,500,000	Allied Waste North America Inc., Senior Subordinated Debentures,
	4.250% due 4/15/34	4,421,250

Communications Equipment — 1.6%
9,000,000	Ciena Corp., Senior Notes, 3.750% due 2/1/08	8,718,750
2,000,000	Nortel Networks Corp., Senior Notes, 4.250% due 9/1/08	1,905,000
2,200,000	SafeNet Inc., 2.500% due 12/15/10 (b)	1,903,000
1,600,000	UTStarcom Inc., 0.875% due 3/1/08	1,430,000

	Total Communications Equipment	13,956,750

Computers & Peripherals — 0.1%
1,500,000	Silicon Graphics Inc., Senior Notes, 6.500% due 6/1/09 (c)	982,500

Diversified Telecommunication Services — 0.3%
2,500,000	Logix Communications Enterprises Inc., 1.500% due 10/1/25	2,678,125

Electrical Equipment — 0.1%
1,250,000	GrafTech International Ltd, Senior Debentures, 1.625% due 1/15/24	915,625

Media — 0.9%
	Charter Communications Inc., Senior Notes, Class A Shares:
2,810,000	5.875% due 11/16/09	2,093,450
690,000	5.875% due 11/16/09 (b)	514,050
5,000,000	Mediacom Communications Corp., Senior Notes, 5.250% due 7/1/06	5,006,250

	Total Media	7,613,750

Pharmaceuticals — 0.2%
2,000,000	Sepracor Inc., Subordinated Debentures, 5.000% due 2/15/07	1,995,000

Real Estate Investment Trusts (REITs) — 0.7%
4,500,000	Host Marriott LP, 3.250% due 4/15/24 (b)	5,731,875

Semiconductors & Semiconductor Equipment — 0.7%
2,000,000	Amkor Technology Inc., Subordinated Notes, 5.000% due 3/15/07	1,990,000
8,500,000	Atmel Corp., Subordinated Notes, zero coupon bond to yield
	5.762% due 5/23/21	4,228,750

	Total Semiconductors & Semiconductor Equipment	6,218,750

Software — 0.7%
4,325,000	Manugistics Group Inc., Subordinated Notes, 5.000% due 11/1/07	4,319,594
2,000,000	Mentor Graphics Corp., 6.250% due 3/1/26 (b)	2,205,000

	Total Software	6,524,594

See Notes to Financial Statements.

18     Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Face
Amount†	Security‡	Value

Specialty Retail — 0.4%
3,000,000	Pier 1 Imports Inc., 6.375% due 2/15/36 (b)	$3,330,000

Wireless Telecommunication Services — 0.3%
4,500,000	Liberty Media Corp., Senior Debentures, 4.000% due 11/15/29 (d)	2,812,500

	TOTAL CONVERTIBLE BONDS & NOTES
	(Cost — $87,929,954)	85,129,081

ASSET-BACKED SECURITIES — 5.3%
Home Equity — 5.2%
1,000,000	ACE Securities Corp., Series 2004-OP1, Class M3, 6.209% due 4/25/34 (a)	1,002,532
	Aegis Asset-Backed Securities Trust:
7,444	Series 2004-2N, Class N1, 4.500% due 4/25/34 (b)	7,444
1,250,000	Series 2004-5, Class M2, 6.179% due 12/25/34 (a)	1,264,621
199,155	Series 2004-5N, 5.000% due 12/25/34 (b)	197,624
510,924	Series 2004-6N, 4.750% due 3/25/35 (b)	508,209
	Ameriquest Mortgage Securities Inc.:
1,000,000	Series 2003-12, Class M2, 6.659% due 11/25/33 (a)	1,021,948
1,000,000	Series 2004-R08, Class M10, 7.459% due 9/25/34 (a)(b)	948,158
1,000,000	Series 2004-R11, Class M5, 6.159% due 11/25/34 (a)	1,021,114
1,000,000	Amortizing Residential Collateral Trust, Series 2004-1, Class M4,
	6.009% due 10/25/34 (a)	1,022,616
43,099	AQ Finance Net Interest Margin Trust, Series 2004-RN5, Class A,
	5.193% due 6/25/34 (b)	42,916
	Argent Securities Inc., Series 2004-W8:
2,000,000	Class M04, 6.259% due 5/25/34 (a)	2,019,682
600,000	Class M10, 8.459% due 5/25/34 (a)	592,566
750,000	Asset-Backed Funding Certificates, Series 2004-FF1, Class M2,
	6.409% due 1/25/34 (a)	760,725
6,174	Asset-Backed Funding Corp. Net Interest Margin Trust, Series 2004-OPT4,
	Class N1, 4.450% due 5/26/34 (b)	6,167
	Bear Stearns Asset-Backed Securities Inc.:
2,000,000	Series 2004-HE5, Class M1, 5.529% due 7/25/34 (a)	2,001,140
1,146,533	Series 2005-AC4, Class M2, 5.629% due 7/25/35 (a)	1,150,775
	Bear Stearns Asset-Backed Securities Inc. Net Interest Margin Trust:
9,020	Series 2004-FR1N, Class A1, 5.000% due 5/25/34 (b)	9,009
24,290	Series 2004-HE6N, Class A1, 5.250% due 8/25/34 (b)	24,257
	Countrywide Asset-Backed Certificates:
750,000	Series 2003-03, Class M4, 6.359% due 3/25/33 (a)	755,688
39,645	Series 2004-02N, Class N1, 5.000% due 2/25/35 (b)	39,321
410,000	Series 2004-05, Class M4, 6.209% due 6/25/34 (a)	416,634
18,244	Series 2004-05N, Class N1, 5.500% due 10/25/35 (b)	18,229
2,000,000	Series 2004-BC4, Class M2, 5.809% due 10/25/34 (a)	2,012,933
225,327	CS First Boston Mortgage Securities Corp., Series 2001-HE16, Class M2,
	6.159% due 11/25/31 (a)	224,478
126,205	Finance America Net Interest Margin Trust, Series 2004-01, Class A,
	5.250% due 6/27/34 (b)	125,471
750,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF2,
	Class M4, 5.859% due 3/25/34 (a)	755,530

See Notes to Financial Statements.

Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report     19

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Face
Amount†	Security‡	Value

Home Equity — 5.2% (continued)
64,832	First Franklin Net Interest Margin Trust, Series 2004-FF7A, Class A,
	5.000% due 9/27/34 (b)	$64,537
	Fremont Home Loan Trust:
1,000,000	Series 2004-01, Class M5, 6.059% due 2/25/34 (a)	1,005,984
2,000,000	Series 2004-B, Class M4, 6.129% due 5/25/34 (a)	2,003,265
875,000	Series 2004-D, Class M5, 5.959% due 11/25/34 (a)	882,441
1,005,000	GSAMP Trust, Series 2004-OPT, Class M3, 6.109% due 11/25/34 (a)	1,014,126
739,118	Long Beach Asset Holdings Corp., Series 2004-06, Class N2,
	7.500% due 11/25/34 (b)	332,603
750,000	Long Beach Mortgage Loan Trust, Series 2004-06, Class M2,
	6.109% due 11/25/34 (a)	754,286
1,000,000	MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class M4,
	5.959% due 9/25/34 (a)	1,009,861
	Merrill Lynch Mortgage Investors Inc.:
52,478	Series 2004-WM2N, Class N1, 4.500% due 12/25/34 (b)	51,959
92,063	Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (b)	91,437
	Morgan Stanley Asset-Backed Securities Capital I:
1,400,000	Series 2004-HE4, Class M2, 6.259% due 5/25/34 (a)	1,400,797
500,000	Series 2004-HE9, Class M6, 6.209% due 11/25/34 (a)	506,450
1,000,000	Series 2004-NC8, Class M4, 5.959% due 9/25/34 (a)	1,013,538
1,000,000	Series 2004-OP1, Class M5, 6.009% due 11/25/34 (a)	1,015,307
	New Century Home Equity Loan Trust:
1,250,000	Series 2001-NC1, Class M2, 6.570% due 6/20/31 (a)	1,251,912
1,500,000	Series 2003-04, Class M2, 6.779% due 10/25/33 (a)	1,517,783
	Novastar Home Equity Loan:
2,000,000	Series 2003-04, Class M2, 6.584% due 2/25/34 (a)	2,032,161
1,000,000	Series 2004-01, Class M4, 5.934% due 6/25/34 (a)	1,007,380
1,250,000	Series 2004-02, Class M5, 6.459% due 9/25/34 (a)	1,265,932
1,000,000	Series 2004-4, Class M4, 6.059% due 3/25/35 (a)	1,004,734
750,000	Series 2005-02, Class M10, 7.959% due 10/25/35 (a)	700,287
	Option One Mortgage Loan Trust:
331,161	Series 2002-02, Class M2, 6.684% due 6/25/32 (a)	331,675
628,877	Series 2002-4, Class M2, 6.650% due 7/25/32 (a)	629,932
1,500,000	Series 2004-02, Class M2, 6.009% due 5/25/34 (a)	1,500,857
308,503	Park Place Securities Net Interest Margin Trust, Series 2005-WHQ2,
	Class A, 5.192% due 5/25/35 (b)	306,961
1,000,000	Renaissance Home Equity Loan Trust, Series 2003-4, Class M3,
	6.859% due 3/25/34 (a)	1,011,717
1,000,000	Residential Asset Securities Corp., Series 2004-KS10, Class M2,
	6.109% due 11/25/34 (a)	1,015,927
	Sail Net Interest Margin Notes:
141,210	Series 2003-BC2A, Class A, 7.750% due 4/27/33 (b)	63,183
84,329	Series 2004-002A, Class A, 5.500% due 3/27/34 (b)	80,307
39,659	Series 2004-008A, Class A, 5.000% due 9/27/34 (b)	39,600
89,201	Series 2004-11A, Class A2, 4.750% due 1/27/35 (b)	88,767
367,544	Series 2004-AA, Class B, 7.500% due 10/27/34 (b)	257,281

See Notes to Financial Statements.

20     Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Face
Amount†	Security‡	Value

Home Equity — 5.2% (continued)
	Series 2004-BN2A:
150,417	Class A, 5.000% due 12/27/34 (b)	$150,139
337,395	Class B, 7.000% due 12/27/34 (b)	295,221
289,084	Series 2005-1A, Class B, 7.500% due 2/27/35 (b)	278,928
	Sharp SP I LLC, Net Interest Margin Trust:
106,505	Series 2004-HS1N, 5.920% due 2/25/34 (b)	105,407
137,685	Series 2005-HE1N, 5.190% due 2/25/35 (b)	137,111
1,500,000	Structured Asset Investment Loan Trust, Series 2003-BC10, Class M2,
	6.809% due 10/25/33 (a)	1,507,511

	Total Home Equity	45,677,091

Student Loan — 0.1%
1,196,722	Saco I Trust, Series 2005-02, Class A, 5.159% due 4/25/35 (a)(b)	1,197,145

	TOTAL ASSET-BACKED SECURITIES
	(Cost — $47,140,290)	46,874,236

MORTGAGE-BACKED SECURITIES — 4.7%
FHLMC — 2.9%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
1,312,694	7.000% due 6/1/17	1,349,725
431,991	8.500% due 9/1/25	465,463
22,453,513	6.000% due 2/1/26-2/1/36	22,434,291
934,364	6.500% due 8/1/29	955,202

	Total FHLMC	25,204,681

FNMA — 1.8%
	Federal National Mortgage Association (FNMA):
1,604,380	8.000% due 12/1/12	1,652,239
2,356,232	5.500% due 1/1/14-4/1/35	2,302,548
2,377,599	7.000% due 3/15/15-6/1/32	2,456,716
10,000,000	5.000% due 5/11/36 (e)(f)	9,459,380

	Total FNMA	15,870,883

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost — $41,642,025)	41,075,564

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
260,000	American Home Mortgage Investment Trust, Series 2005-4, Class M3,
	5.759% due 11/25/45 (a)	260,067
186,860	Commercial Mortgage Pass-Through Certificates, Series 2003-FL9, Class E,
	5.901% due 11/15/15 (a)(b)	187,433
	Federal Home Loan Mortgage Corp. (FHLMC):
177,875	Series 2764, Class DT, 6.000% due 3/15/34 (a)	161,128
669,582	Series 2780, Class SL, PAC, 6.000% due 4/15/34 (a)	648,871
748,354	Harborview Mortgage Loan Trust, Series 2005-10, Class B6,
	5.980% due 11/19/35 (a)	747,419
5,851	Homestar Net Interest Margin Trust, Series 2004-6, Class A1,
	5.500% due 1/25/35 (b)	5,848

See Notes to Financial Statements.

Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report     21

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Face
Amount†		Security‡	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6% (continued)
1,118,297		Impac CMB Trust, Series 2004-04, Class 2M2, 6.459% due 9/25/34 (a)	$1,123,031
884,686		Merit Securities Corp., Series 11PA, Class B2, 6.500% due 9/28/32 (a)(b)	772,468
		MLCC Mortgage Investors Inc.:
690,555		Series 2004-A, Class B2, 5.879% due 4/25/29 (a)	690,281
934,185		Series 2004-B, Class B2, 5.839% due 5/25/29 (a)	947,653

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost — $5,618,613)	5,544,199

SOVEREIGN BONDS — 14.3%
Argentina — 0.7%
		Republic of Argentina:
1,100,000	EUR	9.500% due 3/4/04 (c)	439,140
1,680,000		1.000% due 3/29/05 (a)(c)	453,600
837,000	EUR	10.250% due 1/26/07 (c)	339,429
1,133,125		4.889% due 8/3/12 (a)	1,067,519
4,896,747	ARS	Discount Bonds, 5.830% due 12/31/33 (a)	1,918,520
		GDP Linked Securities:
16,879,931	ARS	Zero coupon due 12/15/35 (a)(c)	499,119
1,175,000	EUR	Zero coupon due 12/15/35 (a)(c)	152,034
800,000		Zero coupon due 12/15/35 (a)(c)	80,800
2,200,000	EUR	Medium-Term Notes, 7.000% due 3/18/04 (c)	857,452

		Total Argentina	5,807,613

Brazil — 2.0%
		Federative Republic of Brazil, Collective Action Securities:
1,700,000		7.875% due 3/7/15	1,834,725
11,580,000		8.000% due 1/15/18	12,584,565
2,815,000		8.750% due 2/4/25	3,187,987

		Total Brazil	17,607,277

Bulgaria — 0.2%
1,460,000		Republic of Bulgaria, 8.250% due 1/15/15 (b)	1,691,775

Chile — 0.2%
2,300,000		Republic of Chile, 5.500% due 1/15/13	2,266,029

China — 0.1%
705,000		People’s Republic of China, 4.750% due 10/29/13	669,072

Colombia — 0.8%
		Republic of Colombia:
1,365,000		11.750% due 2/25/20	1,948,538
4,300,000		8.125% due 5/21/24	4,798,800
145,000		10.375% due 1/28/33	199,556

		Total Colombia	6,946,894

See Notes to Financial Statements.

22     Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Face
Amount†	Security‡	Value

Ecuador — 0.4%
	Republic of Ecuador:
190,000	12.000% due 11/15/12 (b)	$194,037
3,275,000	9.000% due 8/15/30 (a)(b)	3,392,900

	Total Ecuador	3,586,937

El Salvador — 0.3%
	Republic of El Salvador:
1,980,000	7.750% due 1/24/23 (b)	2,153,250
370,000	8.250% due 4/10/32 (b)	401,450

	Total El Salvador	2,554,700

Indonesia — 0.1%
575,000	Republic of Indonesia, 8.500% due 10/12/35 (b)	634,656

Malaysia — 0.2%
	Federation of Malaysia:
350,000	8.750% due 6/1/09	381,301
1,625,000	7.500% due 7/15/11	1,758,860

	Total Malaysia	2,140,161

Mexico — 2.8%
	United Mexican States:
1,170,000	11.375% due 9/15/16	1,620,450
7,770,000	8.125% due 12/30/19	9,013,200
	Medium-Term Notes:
7,400,000	5.625% due 1/15/17	7,094,750
	Series A:
988,000	6.375% due 1/16/13	1,006,772
425,000	5.875% due 1/15/14	419,900
3,080,000	6.625% due 3/3/15	3,193,190
1,925,000	8.000% due 9/24/22	2,215,194
265,000	7.500% due 4/8/33	290,837

	Total Mexico	24,854,293

Panama — 0.5%
	Republic of Panama:
700,000	7.250% due 3/15/15	738,850
1,075,000	8.875% due 9/30/27	1,290,000
562,000	9.375% due 4/1/29	704,467
1,802,000	6.700% due 1/26/36	1,772,717

	Total Panama	4,506,034

See Notes to Financial Statements.

Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report     23

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Face
Amount†	Security‡	Value

Peru — 0.8%
	Republic of Peru:
1,955,000	9.875% due 2/6/15	$2,324,006
560,000	8.750% due 11/21/33	632,800
2,352,250	FLIRB, 5.000% due 3/7/17 (a)	2,252,280
	Global Bonds:
300,000	8.375% due 5/3/16	327,600
1,630,000	7.350% due 7/21/25	1,617,775

	Total Peru	7,154,461

Philippines — 0.8%
	Republic of the Philippines:
2,625,000	9.000% due 2/15/13	2,969,531
375,000	8.250% due 1/15/14	407,335
1,975,000	10.625% due 3/16/25	2,558,810
625,000	Senior Notes, 9.500% due 2/2/30	741,000

	Total Philippines	6,676,676

Poland — 0.2%
1,495,000	Republic of Poland, Notes, 5.250% due 1/15/14	1,456,242

Russia — 1.9%
	Russian Federation:
1,840,000	11.000% due 7/24/18 (b)	2,608,200
385,000	12.750% due 6/24/28 (b)	673,750
12,215,000	5.000% due 3/31/30 (a)(b)	13,268,544

	Total Russia	16,550,494

South Africa — 0.2%
	Republic of South Africa:
250,000	9.125% due 5/19/09	273,875
1,825,000	6.500% due 6/2/14	1,877,469

	Total South Africa	2,151,344

Turkey — 1.1%
	Republic of Turkey:
200,000	11.750% due 6/15/10	239,700
725,000	11.500% due 1/23/12	901,719
4,150,000	11.000% due 1/14/13	5,171,937
900,000	7.250% due 3/15/15	938,250
1,250,000	7.000% due 6/5/20	1,262,500
800,000	11.875% due 1/15/30	1,220,000

	Total Turkey	9,734,106

Ukraine — 0.2%
1,400,000	Republic of Ukraine, 7.650% due 6/11/13 (b)	1,466,500

Uruguay — 0.1%
	Republic of Uruguay, Benchmark Bonds:
575,000	7.250% due 2/15/11	593,688
750,000	7.500% due 3/15/15	776,250

	Total Uruguay	1,369,938

See Notes to Financial Statements.

24     Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Face
Amount†	Security‡	Value

Venezuela — 0.7%
	Bolivarian Republic of Venezuela:
2,750,000	5.375% due 8/7/10	$2,673,000
1,050,000	8.500% due 10/8/14	1,183,875
275,000	7.650% due 4/21/25	296,106
1,900,000	Collective Action Securities, Notes, 10.750% due 9/19/13	2,370,250

	Total Venezuela	6,523,231

	TOTAL SOVEREIGN BONDS
	(Cost — $121,844,771)	126,348,433

LOAN PARTICIPATIONS (a)(g) — 0.2%
1,000,000	UPC Broadband Inc. Term Loan, Tranche H2, 7.566% due 3/15/12
	(Bank of America)	1,006,458
1,000,000	UPC Broadband Term Loan, 1.000% due 3/15/13 (Toronto Dominion)	1,006,459

	TOTAL LOAN PARTICIPATIONS
	(Cost — $2,000,000)	2,012,917

Contracts

PURCHASED OPTION — 0.5%
2,300	S&P 500 Index, Put @ 1,275, expires 9/06
	(Cost — $5,013,080)	4,485,000

Warrants

WARRANTS — 0.1%
2,935	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20*	102,725
2,800	United Mexican States, Series XW05, Expires 11/9/06*	89,600
2,275	United Mexican States, Series XW10, Expires 10/10/06*	108,063
2,100	United Mexican States, Series XW20, Expires 9/1/06*	174,300

	TOTAL WARRANTS
	(Cost — $302,360)	474,688

Face
Amount

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.1%
U.S. Government Obligations — 0.1%
$ 250,000	U.S. Treasury Bonds, 5.375% due 2/15/31	253,828
640,000	U.S. Treasury Notes, 4.500% due 2/15/16	612,300

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $863,871)	866,128

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $791,684,085)	863,808,361

See Notes to Financial Statements.

Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report     25

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Face
Amount	Security‡	Value

SHORT-TERM INVESTMENT — 2.0%
Repurchase Agreement — 2.0%
$17,347,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement
	dated 4/28/06, 4.750% due 5/1/06; Proceeds at maturity —
	$17,353,867 (Fully collateralized by U.S. Treasury Note,
	0.875% due 4/15/10; Market value — $17,696,172)
	(Cost — $17,347,000)	$17,347,000

	TOTAL INVESTMENTS — 100.0%
	(Cost — $809,031,085#)	$881,155,361

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
‡	All securities are segregated as collateral pursuant to a revolving credit facility and/or mortgage dollar rolls.
(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2006.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guide lines approved by the Board of Directors, unless otherwise noted.
(c)	Security is currently in default.
(d)	This security is exchangeable for Sprint Nextel Corp. common stock.
(e)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).
(f)	All or a portion of this security is acquired under a mortgage dollar roll agreement (See Notes 1 and 3).
(g)	Participation interest was acquired through the financial institution indicated parenthetically.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR — American Depositary Receipt
ARS — Argentine Peso
EUR — Euro FDR — Foreign Depositary Receipt
FLIRB — Front-Loaded Interest Reduction Bonds
GDP — Gross Domestic Product
MASTR — Mortgage Asset Securitization Transactions Inc.
MXN — Mexican Peso

See Notes to Financial Statements.

26     Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report

Statement of Assets and Liabilities (April 30, 2006) (unaudited)

ASSETS:
Investments, at value (Cost — $809,031,085)	$881,155,361
Foreign currency, at value (Cost — $141,455)	147,113
Cash	640
Dividends and interest receivable	6,265,601
Receivable for securities sold	3,493,754
Prepaid expenses	22,348

Total Assets	891,084,817

LIABILITIES:
Loan payable (Note 4)	220,000,000
Payable for securities purchased	13,452,411
Interest payable	878,081
Investment management fee payable	612,584
Payable for offering costs	442,559
Accrued expenses	73,442

Total Liabilities	235,459,077

Total Net Assets	$655,625,740

NET ASSETS:
Par value ($0.001 par value; 31,470,206 shares issued and outstanding;
100,000,000 shares authorized)	$31,470
Paid-in capital in excess of par value	587,631,707
Overdistributed net investment income	(9,700,167)
Accumulated net realized gain on investments, swap contracts and foreign currency transactions	5,532,657
Net unrealized appreciation on investments and foreign currencies	72,130,073

Total Net Assets	$655,625,740

Shares Outstanding	31,470,206

Net Asset Value	$20.83

See Notes to Financial Statements.

Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report     27

Statement of Operations (For the six months ended April 30, 2006) (unaudited)

INVESTMENT INCOME:
Interest	$14,279,692
Dividends	4,683,660
Income from securities lending	60,647
Less: Foreign taxes withheld	(63,099)

Total Investment Income	18,960,900

EXPENSES:
Interest expense (Note 4)	5,529,646
Investment management fee (Note 2)	3,693,360
Shareholder reports	113,712
Custody fees	53,194
Audit and tax	33,018
Directors’ fees	27,393
Legal fees	24,064
Transfer agent fees	12,346
Stock exchange listing fees	9,492
Insurance	6,672
Loan fees	4,485
Miscellaneous expenses	2,053

Total Expenses	9,509,435
Less: Fee waivers and/or expense reimbursements (Note 2)	(14,331)

Net Expenses	9,495,104

Net Investment Income	9,465,796

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAP CONTRACTS
AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	6,285,721
Swap contracts	(129)
Foreign currency transactions	(1,073)

Net Realized Gain	6,284,519

Change in Net Unrealized Appreciation/Depreciation From:
Investments	37,422,985
Foreign currencies	7,417

Change in Net Unrealized Appreciation/Depreciation	37,430,402

Net Gain on Investments, Swap Contracts and Foreign Currency Transactions	43,714,921

Increase in Net Assets From Operations	$53,180,717

See Notes to Financial Statements.

28     Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended April 30, 2006 (unaudited) and the year ended October 31, 2005

	2006	2005

OPERATIONS:
Net investment income	$9,465,796	$22,725,281
Net realized gain	6,284,519	10,639,307
Change in net unrealized appreciation/depreciation	37,430,402	39,671,791
Increase from payment by affiliate	—	21,460

Increase in Net Assets From Operations	53,180,717	73,057,839

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(19,165,963)	(32,052,389)
Net realized gains	—	(7,365,538)

Decrease in Net Assets From Distributions to Shareholders	(19,165,963)	(39,417,927)

FUND SHARE TRANSACTIONS:
Cost of shares repurchased (912,500 and 581,400 shares
repurchased, respectively)	(16,043,333)	(10,309,481)

Decrease in Net Assets From Fund Share Transactions	(16,043,333)	(10,309,481)

Increase in Net Assets	17,971,421	23,330,431
NET ASSETS:
Beginning of period	637,654,319	614,323,888

End of period*	$655,625,740	$637,654,319

* Includes overdistributed net investment income of:	$(9,700,167)	—

See Notes to Financial Statements.

Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report     29

Statement of Cash Flows (For the six months ended April 30, 2006) (unaudited)

CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Interest received	$14,392,773
Operating expenses paid	(4,138,235)
Net purchases of short-term investments	(10,817,180)
Realized loss on foreign currency transactions	(1,073)
Realized loss on swap contracts	(129)
Net change in unrealized appreciation on foreign currencies	7,417
Purchases of long-term investments	(163,240,916)
Proceeds from disposition of long-term investments	204,752,394
Change in payable on interest rate swap contracts	(3,484)
Interest paid	(5,371,831)

Net Cash Flows Provided By Operating Activities	35,579,736

CASH FLOWS USED BY FINANCING ACTIVITIES:
Cash distributions paid on Common Stock	(19,165,963)
Proceeds from sale of shares	(16,267,001)

Net Cash Flows Used By Financing Activities	(35,432,964)

NET INCREASE IN CASH	146,772
Cash and foreign currency, Beginning of period	981

Cash and foreign currency, End of period	$147,753

RECONCILIATION OF INCREASE IN NET ASSETS FROM OPERATIONS
TO NET CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Increase in Net Assets From Operations	$53,180,717

Accretion of discount on investments	(1,704,159)
Amortization of premium on investments	727,133
Decrease in investments, at value	(33,311,960)
Increase in payable for securities purchased	11,318,238
Decrease in dividend and interest receivable	238,508
Decrease in interest rate swap contracts payable	(3,484)
Decrease in receivable for securities sold	5,149,705
Increase in prepaid expenses	(9,894)
Increase in interest payable	157,815
Decrease in accrued expenses	(162,883)

Total Adjustments	(17,600,981)

Net Cash Flows Provided By Operating Activities	$35,579,736

See Notes to Financial Statements.

30     Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report

Financial Highlights

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

	2006(1)(2)		2005(2)		2004(2)(3)

Net Asset Value, Beginning of Period	$19.69		$18.64		$19.06	(4)

Income (Loss) From Operations:
Net investment income	0.30		0.69		0.37
Net realized and unrealized gain (loss)	1.44		1.52		(0.19)

Total Income From Operations	1.74		2.21		0.18

Gain From Repurchase of Treasury Stock	—		0.04		—

Less Distributions From:
Net investment income	(0.60)		(0.98)		(0.40)
Net realized gains	—		(0.22)		—
Return of capital	—		—		(0.20)

Total Distributions	(0.60)		(1.20)		(0.60)

Net Asset Value, End of Period	$20.83		$19.69		$18.64

Market Price, End of Period	$17.61		$17.19		$17.24

Total Return, Based on Net Asset Value†	8.92%		12.34	%(6)	1.06%

Total Return, Based on Market Price Per Share(5)	5.97%		6.85	%(6)	(10.74)%

Net Assets, End of Period (000s)	$655,626		$637,654		$614,324

Ratios to Average Net Assets:
Gross expenses	2.92	%(7)	2.45%		1.54	%(7)
Gross expenses, excluding interest expense	1.22	(7)	1.23		1.15	(7)
Net expenses	2.92	(7)(8)	2.45		1.54	(7)
Net expenses, excluding interest expense	1.22	(7)(8)	1.23		1.15	(7)
Net investment income	2.92	(7)	3.55		2.97	(7)

Portfolio Turnover Rate	21%		64%		39%

Supplemental Data:
Loans Outstanding, End of Period (000s)	$220,000		$220,000		$220,000
Asset Coverage for Loan Outstanding	398%		390%		379%
Weighted Average Loan (000s)	$220,000		$220,000		$105,783
Weighted Average Interest Rate on Loans	5.07%		3.54%		2.22%

(1)	For the six months ended April 30, 2006 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	For the period February 24, 2004 (commencement of operations) through October 31, 2004.

(4)	Initial public offering price of $20.00 per share less offering costs and sales load totaling $0.94 per share.

(5)	The total return calculation assumes that dividends are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

(7)	Annualized.

(8)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

†	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

See Notes to Financial Statements.

Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report     31

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund seeks total return with an emphasis on income by investing primarily in a portfolio consisting of a broad range of equity and fixed income securities of both U.S. and foreign issuers.

     The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

     (b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     (c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of

32     Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

     The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

     (d) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

     The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

     (e) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

     (f ) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

     The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report     33

Notes to Financial Statements (unaudited) (continued)

     (g) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

     (h) Cash Flow Information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statements of Changes in Net Assets and additional information on cash receipts and cash payments are presented in the Statement of Cash Flows.

     (i) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

     (j) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

     Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

34     Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

     (k) Distributions to Shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

     (l) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

     (m) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Management Agreement and Other Transactions with Affiliates

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment manager, Salomon Brothers Asset Management Inc. (the “Manager” or “SBAM”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s existing investment advisory and administrative contracts to terminate. The Fund’s shareholders approved a new investment management contract between the Fund and the Manager, which became effective on December 1, 2005.

     Legg Mason, whose principal executive offices are in Baltimore, Maryland, is a financial services holding company.

     Prior to the Legg Mason transaction and under the new investment management agreement the Fund pays the Manager a management fee calculated at an annual rate of 0.85% of the Fund’s average daily net assets plus the proceeds of any outstanding borrowings used for leverage.

     During the six months ended April 30, 2006, the Manager reimbursed expenses amounting to $14,331.

     Effective December 1, 2005, the administration agreement was terminated.

     Certain officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report     35

Notes to Financial Statements (unaudited) (continued)

3. Investments

During the six months ended April 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations

Purchases	$146,055,348	$27,285,403

Sales	193,995,117	1,697,276

     At April 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 91,869,800
Gross unrealized depreciation	(19,745,524)

Net unrealized appreciation	$ 72,124,276

     At April 30, 2006, the Fund held loan participations with a total cost of $2,000,000 and a total market value of $2,012,917.

     At April 30, 2006, the Fund had outstanding mortgage dollar rolls with a total cost of $9,508,984. The average monthly balance of dollar rolls outstanding during the six months ended April 30, 2006 was $9,508,984.

4. Loan

At April 30, 2006, the Fund had a $220,000,000 loan pursuant to a revolving credit and security agreement with Crown Point Capital Company LLC and Citicorp North America, Inc. (“CNA”). In addition, CNA acts as administrative agent of the credit facility. The loan generally bears interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowings outstanding and any additional expenses. For the six months ended April 30, 2006, the Fund incurred interest expense on this loan in the amount of $5,529,646.

5. Dividends Subsequent to April 30, 2006

On February 22, 2006, the Board of Directors (“Board”) of the Fund declared a dividend distribution in the amount of $0.10 per share payable on May 26, 2006 to shareholders of record on May 23, 2006.

     On May 3, 2006, the Fund’s Board declared three distributions, each in the amount of $0.10 per share payable on June 30, 2006, July 28, 2006 and August 25, 2006 to shareholders of record on June 27, 2006, July 25, 2006 and August 22, 2006, respectively.

6. Capital Shares

On May 14, 2004, the Fund‘s Board authorized the Fund to repurchase from time to time in the open market up to 1,000,000 shares of the Fund’s common stock. The Board directed the management of the Fund to repurchase shares of the Fund’s common stock at

36     Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

such times and in such amounts as management believes will enhance shareholder value, subject to review by the Fund’s Board. The Fund authorized a second 1,000,000 share repurchase plan in February 2006. Since the inception of the repurchase plan, the Fund repurchased 1,493,900 shares with a total cost of $26,352,814 at the weighted average discount of 34.92% per share.

7. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

     The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

     The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

     The order also required that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provided that a portion of

Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report     37

Notes to Financial Statements (unaudited) (continued)

such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

     The order required SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

     Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

     This Fund is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore has not received and will not receive any portion of the distributions.

     On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason Inc.

8. Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

     Although there can be no assurance, SBAM believes that this matter is not likely to have a material adverse effect on the Fund or SBAM’s ability to perform investment management services relating to the Fund.

38     Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Shareholders

On November 22, 2005, a Special Meeting of Shareholders was held to approve a new management agreement. The following table provides the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to this matter at the Special Meeting of Shareholders.

Item Voted On	Votes For	Votes Against	Abstentions

New Management Agreement	14,381,744	1,904,717	749,012

Results of Annual Meeting of Shareholders

The Annual Meeting of Shareholders of Salomon Brothers Capital and Income Fund Inc. was held on February 27, 2006, for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon on the Meeting:

Nominees	Votes For	Votes Withheld

Carol L. Colman	28,375,113	906,534

Daniel P. Cronin	28,408,680	872,967

At April 30, 2006, in addition to Carol L. Colman and Daniel P. Cronin, the other Directors of the Fund were as follows:

Leslie H. Gelb
R. Jay Gerken
William R. Hutchinson
Riordan Roett
Jeswald W. Salacuse

Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report     39

Dividend Reinvestment Plan (unaudited)

Unless you elect to receive distributions in cash, all distributions, on your Common Shares will be automatically reinvested by American Stock Transfer & Trust Company, as agent for the Common Shareholders (the “Plan Agent”), in additional Common Shares under the Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by American Stock Transfer & Trust Company as dividend paying agent.

     If you participate in the Plan, the number of Common Shares you will receive will be determined as follows:

     (1) If the market price of the Common Shares on the record date (or, if the record date is not a New York Stock Exchange trading day, the immediately preceding trading day) for determining shareholders eligible to receive the relevant distribution (the “determination date”) is equal to or exceeds the net asset value per share of the Common Shares, the Fund will issue new Common Shares at a price equal to the greater of (a) the net asset value per share at the close of trading on the Exchange on the determination date or (b) 95% of the market price per share of the Common Shares on the determination date.

     (2) If the net asset value per share of the Common Shares exceeds the market price of the Common Shares on the determination date, the Plan Agent will receive the distribution in cash and will buy Common Shares in the open market, on the Exchange or elsewhere, for your account as soon as practicable commencing on the trading day following the determination date and terminating no later than the earlier of (a) 30 days after the distribution payment date, or (b) the record date for the next succeeding distribution to be made to the Common Shareholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price rises so that it equals or exceeds the net asset value per share of the Common Shares at the close of trading on the Exchange on the determination date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Shares in the open market and the Fund shall issue the remaining Common Shares at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the Exchange on the determination date or (b) 95% of the then current market price per share.

     The Plan Agent maintains all participants’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certified form. Any proxy you receive will include all Common Shares you have received under the Plan.

     You may withdraw from the Plan by notifying the Plan Agent in writing at 59 Maiden Lane, New York, New York 10038. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Shares. The Plan may be terminated by the fund upon notice in writing mailed to Common Shareholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination is to be effective. Upon any

40     Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report

Dividend Reinvestment Plan (unaudited) (continued)

termination, you will be sent a certificate or certificates for the full Common Shares held for you under the Plan and cash for any fractional Common Shares. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your shares on your behalf. The Plan Agent is authorized to deduct brokerage charges actually incurred for this transaction from the proceeds.

     There is no service charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional Common Shares, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Shares over time.

     Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions.

     The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan and your account may be obtained from the Plan Agent at 1-888-888-0151.

Salomon Brothers Capital and Income Fund Inc. 2006 Semi-Annual Report     41

(This page intentionally left blank.)

Salomon Brothers Capital and Income Fund Inc.

DIRECTORS
Carol L. Colman
Daniel P. Cronin
Leslie H. Gelb
R. Jay Gerken, CFA
William R. Hutchinson
Riordan Roett
Jeswald W. Salacuse

OFFICERS
R. Jay Gerken, CFA
Chairman, President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Mark J. McAllister, CFA
Executive Vice President

Michael Sedoy, CFA
Executive Vice President

Frances M. Guggino
Chief Financial Officer and
Treasurer

Ted P. Becker
Chief Compliance Officer

Wendy S. Setnicka
Controller

Robert I. Frenkel
Secretary and Chief Legal Officer

SALOMON BROTHERS
CAPITAL AND INCOME
FUND INC.
125 Broad Street
10th Floor, MF-2
New York, New York 10004

INVESTMENT MANAGER
AND ADMINISTRATOR
Salomon Brothers Asset
    Management Inc.
399 Park Avenue
New York, New York 10022

CUSTODIAN
State Street Bank
    & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT
American Stock Transfer &
    Trust Company
59 Maiden Lane
New York, New York 10038

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, New York 10154

LEGAL COUNSEL
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, New York 10017

NEW YORK STOCK
EXCHANGE SYMBOL
SCD

This report is transmitted to the shareholders of Salomon Brothers Capital and Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

SAM0875 4/06 SR06-71

LEGG MASON

Salomon Brothers Capital and Income Fund Inc.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-446-1013.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12 month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the Fund's website at http://www.leggmason.com/InvestorServices and (3) on the SEC's website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Concerning Citigroup Asset Management (1) (CAM) Proxy Voting
Policies and Procedures

The following is a brief overview of the Proxy Voting Policies and
Procedures (the “Policies”) that CAM has adopted to seek to ensure that CAM votes proxies relating to equity securities in the best interest of clients.

CAM votes proxies for each client account with respect to which it has been authorized to vote proxies. In voting proxies, CAM is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. CAM attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. CAM may utilize an external service provider to provide it with information and/or a
recommendation with regard to proxy votes. However, the CAM adviser
(business unit) continues to retain responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated
position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated
position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue. A CAM business unit or investment team (e.g. CAM’s Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, CAM will comply with a client direction to vote proxies in accordance with Institutional
Shareholder Services’ (ISS) PVS Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

In furtherance of CAM’s goal to vote proxies in the best interest of clients, CAM follows procedures designed to identify and address material conflicts that may arise between CAM’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies
CAM employees in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of CAM with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special
circumstances that may arise during the conduct of CAM’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of CAM’s compliance personnel. CAM also maintains and considers a list of significant CAM relationships that could present a conflict of interest for CAM in voting proxies. CAM is also sensitive to the fact that a significant, publicized
relationship between an issuer and a non-CAM Legg Mason affiliate might appear to the public to influence the manner in which CAM decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM Legg Mason affiliate relationship that CAM for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which CAM decides to vote a proxy, CAM generally takes the position that relationships between a non-CAM Legg Mason affiliate and an issuer (e.g.
investment management relationship between an issuer and a non-CAM
Legg Mason affiliate) do not present a conflict of interest for CAM in voting proxies with respect to such issuer. Such position is based on the fact that CAM is operated as an independent business unit from other Legg Mason business units as well as on the
existence of information barriers between CAM and certain other Legg
Mason business units.

CAM maintains a Proxy Voting Committee to review and address conflicts of interest brought to its attention by CAM compliance personnel. A proxy issue that will be voted in accordance with a stated CAM position on such issue or in accordance with the
recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because CAM’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first
determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is
determined that such conflict is likely to influence, or appear to influence, CAM’s decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, CAM may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest.

(1) Citigroup Asset Management comprises CAM North America, LLC, Salomon Brothers
Asset Management Inc, Smith Barney Fund Management LLC, and other affiliated investment advisory firms. On December 1, 2005, Citigroup Inc. (“Citigroup”) sold substantially all of its worldwide asset management business, Citigroup Asset
Management, to Legg Mason, Inc. (“Legg Mason”). As part of this transaction, CAM
North America, LLC, Salomon Brothers Asset Management Inc and Smith Barney Fund
Management LLC became wholly-owned subsidiaries of Legg Mason. Under a licensing agreement between Citigroup and Legg Mason, the names of CAM North America, LLC,
Salomon Brothers Asset Management Inc, Smith Barney Fund Management LLC and their affiliated advisory entities, as well as all logos, trademarks, and service marks related to Citigroup or any of its affiliates (“Citi Marks”) are licensed for use by Legg Mason. Citi Marks include, but are not limited to, “Citigroup Asset
Management,” “Salomon Brothers Asset Management” and “CAM”. All Citi Marks are
owned by Citigroup, and are licensed for use until no later than one year after the date of the licensing agreement. Legg Mason and its subsidiaries, including
CAM North America, LLC, Salomon Brothers Asset Management Inc, and Smith Barney
Fund Management LLC are not affiliated with Citigroup.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Period	(a)Total	(b) Average	(c) Total Number	(d) Maximum
	Number of	Price Paid per	of Shares (or	Number (or
	Shares (or	Share (or Unit)	Units) Purchased	Approximate
	Units)		as Part of a	Dollar Value) of
	Purchased		Publicly	Shares (or Units)
			Announced Plans	that May Yet Be
			or Programs	Purchased Under
				the Plans or
				Programs

1st Share Buy Back
Program (Announced
5/17/05 and completed
5/3/06

November 1-30, 2005	150,400	$17.179	731,800	268,200

December 1-9, 2005	152,200	$17.040	884,000	116,000

January 2006	None	None	884,000	116,000

February 13-28, 2006	80,000	$17.736	964,000	36,000

March 1-3, 2006	36,000	$17.885	1,000,000	0

Total 1st Program	418,600

2nd Share Buy Back
Program (Announced
2/6/06, Started 3/3/06)‡

March 3-23, 2006	259,300	$17.806	259,300	740,700

April 3-20, 2006	234,600	$17.766	493,900	506,100

Total 2nd Program	493,900

Footnotes:

†On May 17, 2005 the Fund has been authorized to repurchase in the open market up to 1,000,000 shares of the Fund’s common stock. The Fund completed the repurchase of the 1,000,000 authorized shares on March 3, 2006. At the beginning of the period November 1, 2005, the Fund had previously repurchased 581,400 shares in the open market of the 1,000,000 shares that had been authorized.

‡On February 6, 2006 the Fund announced it has been re-authorized to repurchase in the open market up to 1,000,000 shares of the Fund’s common stock.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal
financial officer have concluded that the registrant’s
disclosure controls and procedures (as defined in Rule 30a-
3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure
required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b)
under the 1940 Act and 15d-15(b) under the Securities Exchange
Act of 1934.

	(b)	There were no changes in the registrant’s internal control
over financial reporting (as defined in Rule 30a-3(d) under
the 1940 Act) that occurred during the registrant’s last
fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a)	Not applicable.

	(b)	Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of
the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of
the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Capital and Income Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Salomon Brothers Capital and Income Fund Inc.

Date:	July 7, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Salomon Brothers Capital and Income Fund Inc.

Date:	July 7, 2006

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Salomon Brothers Capital and Income Fund Inc.

Date:	July 7, 2006